Note 9 - (Loss) / Earnings Per Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Nonvested Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	45,884	89,400